Biological assets (Tables)	12 Months Ended
Sep. 30, 2024
Biological assets
Schedule of biological assets
	September 30,	September 30,
	2024	2023

Biological assets	$30,358,304	$29,199,895
Less: accumulated depreciation	(1,835,401)	(844,306)
Biological assets, net	$28,522,903	$28,355,589